Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2019
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.
Investments Accounted for Using the Equity Method

15.   INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.

15.1. Investments accounted for using the equity method

a.	The following tables present the changes in investments in associates and joint ventures accounted for using the equity method as of December 31, 2019 and 2018:

							Share of		Foreign	Other	Balance as
					Balance as of		Profit	Dividends	Currency	Increase	of
Taxpayer ID				Ownership	1-1-2019	Additions	(Loss)	Declared	Translation	(Decrease)	12-31-2019
Number	Associates and Joint Ventures	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	3,052,983	—	(254,132)	(1,518,880)	130,235	—	1,410,206
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	50.00%	9,473,711	—	695,437	(4,069,920)	—	—	6,099,228
76.014.570-K	Enel Argentina S.A.	Argentina	Angentine peso	0.08%	300,198	—	104,335	—	(95,726)	93,101	401,908
76.364.085-K	Energía Marina SpA.	Chile	Chilean peso	25.00%	46,639	131,647	(179,551)	—	—	18,511	17,246
				TOTAL	12,873,531	131,647	366,089	(5,588,800)	34,509	111,612	7,928,588

							Share of		Foreign	Other	Other	Balance as
					Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of
Taxpayer ID				Ownership	1-1-2018	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2018
Number	Associates and Joint Ventures	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	3,783,316	—	805,972	(1,884,140)	347,835	—	—	3,052,983
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (*)	Chile	Chilean peso	—	4,205,233	—	1,734,508	—	—	—	(5,939,741)	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	0.08%	8,818,759	—	654,952	—	—	—	—	9,473,711
Foreign	Enel Argentina S.A.	Argentina	Argentine peso	0.12%	105,146	—	86,021	—	(108,069)	—	217,100	300,198
76.364.085-K	Energía Marina SpA	Chile	Chilean peso	25.00%	—		(91,213)				137,852	46,639
				TOTAL	16,912,454	—	3,190,240	(1,884,140)	239,766	—	(5,584,789)	12,873,531

(*)See section b) below

b.	Centrales Hidroeléctricas de Aysén S.A. (Hidroaysén)

In May 2014, the Committee of Ministers revoked the Environmental Qualification Resolution (“RCA”) of the Centrales Hidroeléctricas de Aysén S.A. project, in which the Company participated by accepting some of the claims filed against this project. It is a public information that this decision was resorted before the Environmental Courts in Valdivia and Santiago. On January 28, 2015, it was made public that the water rights request made by Centrales Hidroeléctricas de Aysén S.A. has been partially rejected in 2008.

The Company had expressed its intention to promote at Centrales Hidroeléctricas de Aysén S.A. the defense for water rights and the environmental qualification granted to the project in the corresponding instances, continuing with the judicial actions already started or implementing new administrative or judicial actions that are necessary to this end, and it maintained the belief that water resources of the Aysén region are important for the energy development of the country.

Nevertheless, there was uncertainty on the recoverability of the investment made so far at Centrales Hidroeléctricas de Aysén S.A., since it depended both on judicial decisions and on definitions in the energy agenda which could not been foreseen , consequently the investment was not included in the portfolio of the Company’s immediate projects. At closing date of fiscal year 2014, the Company recognized an impairment of its participation in Centrales Hidroeléctricas de Aysén S.A. amounting to ThCh$ 69,066,857.

On December 7, 2017, an extraordinary meeting of shareholders of Centrales Hidroeléctricas de Aysén S.A. was held, in which the early dissolution of the same was agreed and how the liquidation process of the assets of the company will be carried out. The liquidation process contemplated a distribution of assets to its shareholders Enel Generación and Colbún according to their stakes of 51% and 49% respectively. This liquidation process and the corresponding distribution took place on September 7, 2018.

The following was the individual balance sheet considered for the liquidation process:

CENTRALES HIDROELECTRICAS DE AYSEN S.A.	Liquidation Balance	Recognized by Enel Generación (51%)

	09-07-18	09-07-18
ASSETS	ThCh$	ThCh$

CURRENT ASSETS

Cash and cash equivalents	72,339	36,892
Current accounts receivable from related parties	56,021	28,571
TOTAL CURRENT ASSETS	128,360	65,463

NON-CURRENT ASSETS

Property, plant and equipment	11,603,281	5,917,673
TOTAL NON-CURRENT ASSETS	11,603,281	5,917,673

TOTAL ASSETS	11,731,641	5,983,136

	09-07-18	09-07-18
CURRENT LIABILITIES	ThCh$	ThCh$

Other current provisions	83,403	42,535
TOTAL CURRENT LIABILITIES	83,403	42,535

EQUITY

Issued capital	188,855,665	96,316,389
Retained earnings	(177,207,427)	(90,375,788)
TOTAL EQUITY	11,648,238	5,940,601

TOTAL LIABILITIES AND EQUITY	11,731,641	5,983,136

15.2. Investments with significant influence

The following tables show financial information as of December 31, 2019 and 2018, from the financial statements of the investments in associates where the Group has significant influence:

	As of December 31, 2019
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	67,419,256	1,615,973,312	161,197,047	1,517,964,903	582,441,735	(583,204,131)	(762,396)	389,843	(372,553)

	As of December 31, 2018
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	75,571,058	267,884	66,679,077	—	707,597,382	(705,179,062)	2,418,157	1,043,609	3,461,766

None of our associates have published price quotations

15.3. Joint ventures

The following tables present information from the statement of financial position and statement of income as of and for the year ended December 31, 2019 and 2018, on the main joint ventures:

	Centrales Hidroeléctricas		Transmisora Eléctrica
	de Aysén S.A. (*)		de Quillota Ltda.
	(—)%	(—)%	50.0%	50.0%
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	—	—	3,346,667	9,360,553
Total non-current assets	—	—	10,834,220	11,530,788
Total current liabilities	—	—	365,640	235,264
Total non-current liabilities	—	—	1,616,791	1,708,660
Cash and cash equivalents	—	—	2,403,904	8,185,391
Revenues	—	—	3,191,566	3,003,757
Other fixed operating expenses	—	(125,182)	(768,866)	(758,607)
Depreciation and amortization expense	—	—	(782,800)	(784,364)
Other Income	—	3,526,179	6,087	—
Interest income	—	—	152,370	187,601
Income tax expense	—	—	(407,478)	(349,848)
Profit (loss)	—	3,400,997	1,390,879	1,309,903
Other comprehensive income	—	—	—	—
Comprehensive income	—	3,400,997	1,390,879	1,309,903

(*) See Note 15.1.b.

-  There are no significant commitments and contingencies, or restrictions on funds transfers to the owners of associates and joint ventures.